Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance
The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other non-CEO
named executive officers (“NEOs”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the compensation actually paid (“CAP”) to such individuals, as defined under SEC rules, for the years 2023, 2022, 2021, and 2020. The table also provides information on our cumulative total shareholder return (“TSR”) for both our Class A and Class B Common Stock; the cumulative TSR of our peer group; Net Earnings; and the Company-Selected Measure (“CSM”),
Non-GAAP
Adjusted Earnings from Operations (“EFO”), over such years in accordance with SEC rules.
Pay vs. Performance Table

Year (a)	Summary Compensation Table Total to CEO (b)	Compensation Actually Paid CEO (1)(2) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based On:			Net Earnings (Loss) in millions (i)	CSM:: Non-GAAP Adj EFO in millions (4) (j)
					TSR (Class A) (f)	TSR (Class B) (g)	Peer TSR (3) (h)

2023	$4,163,424	$4,313,597	$1,407,120	$1,555,635	$99.65	$103.53	$121.22	$36.4	$69.1

2022	$3,535,281	$2,762,629	$1,331,744	$1,150,597	$76.65	$81.19	$113.87	($62.5)	$68.3

2021	$3,938,608	$2,864,364	$1,640,264	$1,362,908	$74.94	$78.78	$152.43	$156.1	$52.6

2020	$1,550,693	$1,334,735	$786,788	$827,855	$91.45	$94.29	$100.85	($72.0)	$44.3

(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay versus Performance Table. Compensation actually paid, generally, is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of the end of the fiscal year for the applicable year or, if earlier, the vesting date (rather than the grant date). We do not offer pension plan benefits therefore, there was not a change in pension value for any of the years reflective in this table. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2023		2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

(2)
Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2023 – Peter W. Quigley, Olivier G. Thirot, Daniel H. Malan, Vanessa P. Williams and Dinette Koolhaas, 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan.

(3)
As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposes of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2023, 2022, 2021, 2020, respectively.

(4)	The following amounts are the reconciliation of the CSM, EFO (in millions):

	2023		2022		2021		2020

As Reported	$24.3		$14.8		$48.6		($93.6)

Gain on sale of assets			(6.2	) (4)			(32.1	) (8)

Loss on disposal			18.7	(5)

Goodwill impairment charge			41.0	(6)			147.7	(9)

Asset impairment charge	2.4	(1)

Restructuring charge	35.5	(2)			4.0	(7)	12.8	(10)

Transaction costs	6.9	(3)

Customer dispute							9.5	(11)

Adjusted	$69.1		$68.3		$52.6		$44.3

(1)	Asset impairment charge in 2023 represents the impairment of right-of-use assets related to an unoccupied existing office space lease

(2)
Restructuring charges in 2023 represents costs related to a comprehensive transformation initiative that includes actions that will further streamline the Company’s operating model to enhance organizational efficiency and effectiveness

(3)	Transaction costs, which includes employee termination costs, incurred in the fourth quarter of 2023 directly related to the sale of the EMEA staffing operations in the first quarter of 2024

(4)
Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022

(5)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022

(6)	Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions

(7)
Restructuring charges in 2021 represents severance costs as part of cost management actions designed to increase operational efficiencies with enterprise functions that provide centralize support to operating units

(8)	Gain on sale of assets primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020

(9)
The goodwill impairment charge is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price

(10)	Restructuring charges in 2020 represents severance and lease terminations in preparation for a new operating model adopted in the third quarter of 2020

(11)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment

Company Selected Measure Name	EFO
Named Executive Officers, Footnote	Compensation for the
non-principal
executive officer (“CEO”) and average compensation for
non-CEO
	named executive officers (“NEOs”) reflected in columns (c) and (e) represent the following individuals for the years shown: 2023 – Peter W. Quigley, Olivier G. Thirot, Daniel H. Malan, Vanessa P. Williams and Dinette Koolhaas, 2022 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Vanessa P. Williams, and Darren L. Simons, 2021 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Timothy L. Dupree, 2020 – Peter W. Quigley, Olivier G. Thirot, Dinette Koolhaas, Tammy L. Browning, and Daniel H. Malan.
Peer Group Issuers, Footnote	As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 1500 Human Resources and Employment Services Index, which is the industry peer group used for purposes of item 201(e) of Regulation
S-K
as well as used in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2023. TSR is cumulative (assuming $100 was invested on December 31, 2019) for the measurement period ending December 31, 2019 and ending on December 31 of 2023, 2022, 2021, 2020, respectively.
PEO Total Compensation Amount	$ 4,163,424	$ 3,535,281	$ 3,938,608	$ 1,550,693
PEO Actually Paid Compensation Amount	$ 4,313,597	2,762,629	2,864,364	1,334,735
Adjustment To PEO Compensation, Footnote
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2023		2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Non-PEO NEO Average Total Compensation Amount	$ 1,407,120	1,331,744	1,640,264	786,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,555,635	1,150,597	1,362,908	827,855
Adjustment to Non-PEO NEO Compensation Footnote
CEO and
Non-CEO
NEOs SCT Total for CAP Reconciliation:

	2023		2022		2021		2020
	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs	CEO	Non-CEO NEOs

Summary Compensation Table Total	$4,163,424	$1,407,120	$3,535,281	$1,331,744	$3,938,608	$1,640,264	$1,550,693	$786,788

Summary Compensation Table Stock Awards	($2,160,522)	($555,116)	($1,811,085)	($524,293)	($2,734,149)	($974,762)	($839,987)	($326,162)

FYE value of unvested awards granted during current year	$2,236,679	$617,264	$1,052,644	$334,843	$2,045,752	$789,365	$764,875	$405,599

Change in value of unvested awards from prior years	$793,531	$239,143	$68,855	$24,517	($167,781)	($41,322)	($68,333)	($20,316)

Change in value of awards vesting during current year from the prior years	$66,830	$20,763	$98,065	$22,069	$7,513	$2,122	($73,595)	($18,452)

Prior FYE value for awards not meeting performance requirements	($812,048)	($183,487)	($191,086)	($41,686)	($227,577)	($53,637)	—	—

Dividends accrued on unvested stock awards	$25,703	$9,948	$9,957	$3,404	$1,998	$877	$1,082	$399

Compensation Actually Paid	$4,313,597	$1,555,635	$2,762,629	$1,150,597	$2,864,364	$1,362,908	$1,334,735	$827,855

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As discussed in the CD&A section of this Proxy Statement, the five items listed below represent the most important financial measures we used to determine CAP for FY 2023.

Most Important Performance Measures
Adjusted EFO
Gross Profit
EBITDA Margin
Revenue Growth
Stock Price

Peer Group Total Shareholder Return Amount	$ 121.22	113.87	152.43	100.85
Net Income (Loss)	$ 36,400,000	$ (62,500,000)	$ 156,100,000	$ (72,000,000)
Company Selected Measure Amount	69.1	68.3	52.6	44.3
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EFO
Non-GAAP Measure Description
(4)	The following amounts are the reconciliation of the CSM, EFO (in millions):

	2023		2022		2021		2020

As Reported	$24.3		$14.8		$48.6		($93.6)

Gain on sale of assets			(6.2	) (4)			(32.1	) (8)

Loss on disposal			18.7	(5)

Goodwill impairment charge			41.0	(6)			147.7	(9)

Asset impairment charge	2.4	(1)

Restructuring charge	35.5	(2)			4.0	(7)	12.8	(10)

Transaction costs	6.9	(3)

Customer dispute							9.5	(11)

Adjusted	$69.1		$68.3		$52.6		$44.3

(1)	Asset impairment charge in 2023 represents the impairment of right-of-use assets related to an unoccupied existing office space lease

(2)
Restructuring charges in 2023 represents costs related to a comprehensive transformation initiative that includes actions that will further streamline the Company’s operating model to enhance organizational efficiency and effectiveness

(3)	Transaction costs, which includes employee termination costs, incurred in the fourth quarter of 2023 directly related to the sale of the EMEA staffing operations in the first quarter of 2024

(4)
Gain on sale of assets in 2022 is related to the sale of real property in the fourth quarter, under-utilized real property in the second quarter, and other real property sold in the first quarter of 2022

(5)	Loss on disposal in 2022 represents the write-off of the net assets of our Russian operations that were sold in the third quarter of 2022

(6)	Goodwill impairment charge in 2022 is the result of interim impairment tests the Company performed related to RocketPower due to triggering events caused by changes in market conditions

(7)
Restructuring charges in 2021 represents severance costs as part of cost management actions designed to increase operational efficiencies with enterprise functions that provide centralize support to operating units

(8)	Gain on sale of assets primarily represents the excess of proceeds over the cost of the headquarters properties sold during the first quarter of 2020

(9)
The goodwill impairment charge is a result of an interim impairment test the Company performed during the first quarter of 2020, due to a triggering event caused by a decline in the Company’s common stock price

(10)	Restructuring charges in 2020 represents severance and lease terminations in preparation for a new operating model adopted in the third quarter of 2020

(11)	Customer dispute in 2020 represents a non-cash charge in Mexico to increase the reserve against a long-term receivable from a former customer based on an updated probability of loss assessment

Measure:: 2
Pay vs Performance Disclosure
Name	Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Stock Price
Class A [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	$ 99.65	$ 76.65	$ 74.94	$ 91.45
Class B [Member]
Pay vs Performance Disclosure
Total Shareholder Return Amount	103.53	81.19	78.78	94.29
PEO | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,160,522)	(1,811,085)	(2,734,149)	(839,987)
PEO | FYE value of unvested awards granted during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,236,679	1,052,644	2,045,752	764,875
PEO | Change in value of unvested awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	793,531	68,855	(167,781)	(68,333)
PEO | Change in value of awards vesting during current year from the prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,830	98,065	7,513	(73,595)
PEO | Prior FYE value for awards not meeting performance requirements [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(812,048)	(191,086)	(227,577)	0
PEO | Dividends accrued on unvested stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,703	9,957	1,998	1,082
Non-PEO NEO | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,116)	(524,293)	(974,762)	(326,162)
Non-PEO NEO | FYE value of unvested awards granted during current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	617,264	334,843	789,365	405,599
Non-PEO NEO | Change in value of unvested awards from prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,143	24,517	(41,322)	(20,316)
Non-PEO NEO | Change in value of awards vesting during current year from the prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,763	22,069	2,122	(18,452)
Non-PEO NEO | Prior FYE value for awards not meeting performance requirements [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,487)	(41,686)	(53,637)	0
Non-PEO NEO | Dividends accrued on unvested stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,948	$ 3,404	$ 877	$ 399